Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment, net
Total	¥ 7,225,647	¥ 6,461,322
Less: accumulated depreciation	(3,254,222)	(2,759,096)
Subtotal	3,971,425	3,702,226
Construction-in-progress	393,923	464,521
Property and equipment, net	4,365,348	4,166,747
Interest capitalized	29,931	38,053	¥ 39,902
Impairment loss	0	0	0
Depreciation expense	759,611	672,855	¥ 580,157
Buildings
Property, plant and equipment, net
Total	1,778,328	1,482,046
Buildings | Agriculture Bank of China | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	205,051
Bank borrowing loan against asset	69,100
Buildings | Bank of Jiangsu | Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	31,974
Bank borrowing loan against asset	35,000
Buildings | Industrial Bank Co., Ltd. | Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	85,599
Bank borrowing loan against asset	140,000
Buildings | Bank of Construction | Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	135,100
Bank borrowing loan against asset	52,468
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	101,686	92,175
Motor vehicles
Property, plant and equipment, net
Total	29,709	29,550
Machinery and equipment
Property, plant and equipment, net
Total	4,960,915	4,705,592
Leasehold improvements
Property, plant and equipment, net
Total	355,009	¥ 151,959
Buildings, machineries, equipment and construction in progress | Hefei High-Tech Industrial Development Zone Management Co., Ltd | Hefei JA Solar Technology Co., Ltd. ("JA Hefei Technology") | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	776,800
Bank borrowing loan against asset	1,440,000
Leased assets
Property, plant and equipment, net
Carrying amount of asset sold	44,350
Cash consideration	¥ 41,808
Number of years lease payments were made quarterly	P3Y